UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number  811-22926
Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)
207 Reber Street, Suite 201
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
(Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

ELKU

Elkhorn FTSE RAFI U.S. Equity Income ETF

Semi-Annual Report

ELKHORN ETF TRUST

03/31/2016

TABLE OF CONTENTS
Shareholder Expense Example	1
Sector Allocation	2
Schedule of Investments	3
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information	14

SHAREHOLDER EXPENSE EXAMPLE
MARCH 31, 2016 (UNAUDITED)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 8, 2015 through March 31, 2016). The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (October 1, 2015 through March 31, 2016).
ACTUAL EXPENSES
The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid
	Value	Value	Ratio for	During
	10/1/2015	3/31/2016	the Period	Period
Elkhorn FTSE RAFI U.S. Equity Income ETF
Actual	$1,000.00	$1,048.40	0.39%	$1.24[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	0.39%	$1.97[2]
[1]
Fund commenced operations on December 8, 2015. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 114/366 (to reflect days in operations).

[2]	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF

 SECTOR ALLOCATION

As of March 31, 2016 (unaudited)

% of
Sector	Total Investments
Consumer Discretionary	10.3%
Consumer Staples	12.6
Energy	13.6
Financials	16.7
Health Care	10.5
Industrials	12.1
Information Technology	13.3
Materials	3.4
Telecommunication Services	1.9
Utilities	5.6
Total Investments	100.0%

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

Investments	Shares	Value
COMMON STOCK—99.9%
Aerospace & Defense—5.2%
Boeing Co. (The)	109	$13,837
General Dynamics Corp	39	5,123
Honeywell International, Inc	78	8,740
L-3 Communications Holdings, Inc	20	2,370
Lockheed Martin Corp	52	11,518
Northrop Grumman Corp	21	4,156
Raytheon Co	45	5,518
United Technologies Corp	161	16,116
Total Aerospace & Defense		67,378

Air Freight & Logistics—1.0%
United Parcel Service, Inc., Class B	118	12,445

Auto Components—0.4%
Johnson Controls, Inc	147	5,729

Banks—5.2%
Cullen/Frost Bankers, Inc	33	1,819
FirstMerit Corp	96	2,021
Hancock Holding Co	68	1,561
PacWest Bancorp	59	2,192
Wells Fargo & Co	1,226	59,289
Total Banks		66,882

Beverages—1.9%
Coca-Cola Enterprises, Inc	29	1,471
Dr Pepper Snapple Group, Inc	18	1,610
PepsiCo, Inc	208	21,316
Total Beverages		24,397

Biotechnology—0.4%
Amgen, Inc	38	5,697

Capital Markets—0.8%
Federated Investors, Inc., Class B	55	1,586
Invesco Ltd	205	6,308
Waddell & Reed Financial, Inc.,
Class A	83	1,954
Total Capital Markets		9,848

Chemicals—2.8%
CF Industries Holdings, Inc	46	1,442
Dow Chemical Co. (The)	274	13,936
E. I. du Pont de Nemours
and Company	129	8,168
LyondellBasell Industries NV,
Class A	111	9,499
Mosaic Co. (The)	120	3,240
Total Chemicals		36,285

Investments	Shares	Value
Commercial Services & Supplies—1.0%
Pitney Bowes, Inc	78	$1,680
Republic Services, Inc	65	3,097
Tyco International PLC	53	1,946
Waste Management, Inc	98	5,782
Total Commercial Services
& Supplies		12,505

Communications Equipment—1.4%
Cisco Systems, Inc	636	18,107

Construction & Engineering—0.2%
Fluor Corp	39	2,094

Consumer Finance—0.6%
Navient Corp	609	7,290

Containers & Packaging—0.5%
International Paper Co	150	6,156

Distributors—0.2%
Genuine Parts Co	27	2,683

Diversified Telecommunication
Services—1.9%
CenturyLink, Inc	478	15,277
Frontier Communications Corp	1,588	8,877
Total Diversified
Telecommunication Services		24,154

Electric Utilities—3.1%
American Electric Power Co., Inc	125	8,300
Pinnacle West Capital Corp	30	2,252
PPL Corp	203	7,728
Southern Co. (The)	285	14,743
Westar Energy, Inc	30	1,489
Xcel Energy, Inc	117	4,893
Total Electric Utilities		39,405

Electrical Equipment—0.8%
Eaton Corp. PLC	137	8,571
Rockwell Automation, Inc	16	1,820
Total Electrical Equipment		10,391

Electronic Equipment, Instruments
& Components—0.5%
Corning, Inc	185	3,865
TE Connectivity Ltd. (Switzerland)	50	3,096
Total Electronic Equipment,
Instruments & Components		6,961

Energy Equipment & Services—0.8%
National Oilwell Varco, Inc	127	3,950
Schlumberger Ltd	79	5,826
Total Energy Equipment & Services		9,776

The accompanying notes are an integral part of these financial statements.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS, CONTINUED

March 31, 2016 (unaudited)

Investments	Shares	Value
Food & Staples Retailing—3.9%
Sysco Corp	149	$6,963
Walgreens Boots Alliance, Inc	70	5,897
Wal-Mart Stores, Inc	536	36,710
Total Food & Staples Retailing		49,570

Food Products—1.1%
Archer-Daniels-Midland Co	276	10,022
Hershey Co. (The)	15	1,381
Kraft Heinz Co. (The)	29	2,278
Total Food Products		13,681

Health Care Equipment &
Supplies—0.3%
Baxter International, Inc	51	2,095
Becton Dickinson and Co	10	1,518
Total Health Care Equipment
& Supplies		3,613

Health Care Providers & Services—0.9%
Anthem, Inc	39	5,421
Cardinal Health, Inc	73	5,982
Total Health Care Providers
& Services		11,403

Hotels, Restaurants & Leisure—2.6%
Darden Restaurants, Inc	30	1,989
Las Vegas Sands Corp	89	4,600
McDonald's Corp	153	19,229
Starwood Hotels & Resorts
Worldwide, Inc	21	1,752
Wynn Resorts Ltd	36	3,363
Yum! Brands, Inc	39	3,192
Total Hotels, Restaurants & Leisure		34,125

Household Products—1.1%
Clorox Co. (The)	13	1,639
Colgate-Palmolive Co	76	5,369
Kimberly-Clark Corp	50	6,726
Total Household Products		13,734

Independent Power and Renewable
Electricity Producers—0.4%
AES Corp	475	5,605

Industrial Conglomerates—1.0%
3M Co	75	12,497

Insurance—1.5%
Arthur J Gallagher & Co	77	3,425
Cincinnati Financial Corp	65	4,249
First American Financial Corp	49	1,867
Old Republic International Corp	237	4,332

Investments	Shares	Value
Insurance—1.5% (continued)
Validus Holdings Ltd	46	$2,171
Willis Towers Watson PLC	23	2,729
Total Insurance		18,773

IT Services—3.4%
Accenture PLC, Class A	58	6,693
International Business
Machines Corp	201	30,441
Paychex, Inc	47	2,539
Western Union Co. (The)	240	4,630
Total IT Services		44,303

Leisure Products—0.3%
Mattel, Inc	110	3,698

Machinery—1.1%
Cummins, Inc	47	5,167
Dover Corp	31	1,994
Ingersoll-Rand PLC	34	2,108
Parker-Hannifin Corp	26	2,888
Stanley Black & Decker, Inc	22	2,315
Total Machinery		14,472

Media—2.9%
Comcast Corp., Class A	237	14,476
Omnicom Group, Inc	41	3,412
Time Warner Cable, Inc	30	6,139
Time Warner, Inc	120	8,706
Viacom, Inc., Class B	97	4,004
Total Media		36,737

Multiline Retail—1.8%
Kohl's Corp	83	3,869
Macy's, Inc	100	4,409
Nordstrom, Inc	27	1,545
Target Corp	166	13,658
Total Multiline Retail		23,481

Multi-Utilities—2.1%
Alliant Energy Corp	23	1,709
Ameren Corp	73	3,657
CenterPoint Energy, Inc	210	4,393
Consolidated Edison, Inc	89	6,819
MDU Resources Group, Inc	108	2,102
Public Service Enterprise Group, Inc	137	6,458
SCANA Corp	32	2,245
Total Multi-Utilities		27,383

The accompanying notes are an integral part of these financial statements.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS, CONTINUED

March 31, 2016 (unaudited)

Investments	Shares	Value
Oil, Gas & Consumable Fuels—12.9%
Chevron Corp	535	$51,039
ConocoPhillips	611	24,605
Exxon Mobil Corp	653	54,584
HollyFrontier Corp	52	1,837
Marathon Oil Corp	447	4,979
Marathon Petroleum Corp	98	3,644
Murphy Oil Corp	121	3,048
Occidental Petroleum Corp	123	8,417
Phillips 66	83	7,187
Valero Energy Corp	96	6,157
Total Oil, Gas & Consumable Fuels		165,497

Paper & Forest Products—0.1%
Domtar Corp	40	1,620

Pharmaceuticals—8.8%
Bristol-Myers Squibb Co	116	7,410
Eli Lilly & Co	104	7,489
Johnson & Johnson	324	35,057
Merck & Co., Inc	511	27,037
Pfizer, Inc	1,240	36,754
Total Pharmaceuticals		113,747

Professional Services—0.1%
ManpowerGroup, Inc	20	1,628

Real Estate Investment Trusts—7.9%
Apartment Investment & Management
Co., Class A	43	1,798
Brixmor Property Group, Inc	78	1,998
CBL & Associates Properties, Inc	171	2,035
Columbia Property Trust, Inc	78	1,715
Corrections Corp. of America	100	3,205
Crown Castle International Corp	61	5,276
DiamondRock Hospitality Co	173	1,751
DuPont Fabros Technology, Inc	38	1,540
Gaming and Leisure Properties, Inc	73	2,257
GEO Group, Inc. (The)	54	1,872
Hospitality Properties Trust	116	3,081
Host Hotels & Resorts, Inc	506	8,450
Iron Mountain, Inc	145	4,917
Lamar Advertising Co., Class A	30	1,845
LaSalle Hotel Properties	99	2,506
Mack-Cali Realty Corp	86	2,021
Mid-America Apartment
Communities, Inc	27	2,760
Public Storage	20	5,517
Rayonier, Inc	71	1,752
Retail Properties of America, Inc.,
Class A	164	2,599
RLJ Lodging Trust	120	2,746

Investments	Shares	Value
Real Estate Investment Trusts—
7.9% (continued)
Ryman Hospitality Properties, Inc	29	$1,493
Simon Property Group, Inc	64	13,292
Taubman Centers, Inc	22	1,567
UDR, Inc	75	2,890
Weingarten Realty Investors	53	1,989
Weyerhaeuser Co	555	17,194
WP Glimcher, Inc	208	1,974
Total Real Estate Investment Trusts		102,040

Road & Rail—1.6%
CSX Corp	191	4,918
Norfolk Southern Corp	74	6,161
Union Pacific Corp	116	9,228
Total Road & Rail		20,307

Semiconductors & Semiconductor—4.0%
Applied Materials, Inc	107	2,266
Intel Corp	897	29,018
KLA-Tencor Corp	23	1,674
Maxim Integrated Products, Inc	41	1,508
QUALCOMM, Inc	227	11,609
Texas Instruments, Inc	92	5,283
Total Semiconductors &
Semiconductor		51,358

Software—2.9%
CA, Inc	62	1,909
Microsoft Corp	607	33,525
Symantec Corp	122	2,242
Total Software		37,676

Specialty Retail—1.8%
Best Buy Co., Inc	130	4,217
GameStop Corp., Class A	60	1,904
Gap, Inc. (The)	66	1,941
Home Depot, Inc. (The)	91	12,142
L Brands, Inc	30	2,634
Total Specialty Retail		22,838

Technology Hardware, Storage &
Peripherals—1.0%
HP, Inc	576	7,096
Seagate Technology PLC	107	3,686
Western Digital Corp	45	2,126
Total Technology Hardware,
Storage & Peripherals		12,908

Textiles, Apparel & Luxury Goods—0.2%
Coach, Inc	73	2,927

The accompanying notes are an integral part of these financial statements.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS, CONTINUED

March 31, 2016 (unaudited)

Investments	Shares	Value
Thrifts & Mortgage Finance—0.8%
New York Community Bancorp, Inc	618	$9,826
Tobacco—4.6%
Altria Group, Inc	321	20,114
Philip Morris International, Inc	364	35,712
Reynolds American, Inc	79	3,974
Total Tobacco		59,800
Trading Companies & Distributors—0.1%
W.W. Grainger, Inc	7	1,634
Total Investments—99.9%
(Cost $1,253,050)		1,285,064
Other Assets in Excess of Liabilities—0.1%		866
Net Assets—100.0%		$1,285,930

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$ 1,285,064	$ —	$ —	$ 1,285,064
Total Investments in Securities	$ 1,285,064	$ —	$ —	$ 1,285,064

For the six months ended March 31, 2016, there were no transfers between levels. As of March 31, 2016 there were no Level 3 investments held in the Fund.
The accompanying notes are an integral part of these financial statements.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (unaudited)
ASSETS:
Investments, at value (cost: $1,253,050)	$1,285,064
Receivables:
Dividends	2,357
Total Assets	1,287,421

LIABILITIES:
Payables:
Due to custodian	1,071
Advisory fees	420
Total Liabilities	1,491
NET ASSETS	$1,285,930

NET ASSETS CONSIST OF:
Paid-in capital	$1,224,918
Undistributed net investment income	2,226
Accumulated net realized gain on investments	26,772
Net unrealized appreciation on investments	32,014
NET ASSETS	$1,285,930
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	50,002
Net asset value, per share	$25.72

The accompanying notes are an integral part of these financial statements.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
STATEMENT OF OPERATIONS
For the period December 8, 2015[1] to March 31, 2016 (unaudited)
INVESTMENT INCOME:
Dividend income	$16,348
Total Income	16,348

EXPENSES:
Advisory fees	1,722
Net Investment Income	14,626

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(6,086)
Net realized gain on in-kind redemptions	32,858
Total net realized gain	26,772
Net change in unrealized appreciation on investments	32,014
Net realized and unrealized gain on investments	58,786
Net Increase in Net Assets Resulting From Operations	$73,412

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
STATEMENT OF CHANGES IN NET ASSETS
For the period December 8, 2015[1] to March 31, 2016 (unaudited)
OPERATIONS:
Net investment income	$14,626
Net realized gain on investments and in-kind redemptions	26,772
Net change in unrealized appreciation on investments	32,014
Net increase in net assets resulting from operations	73,412

Distributions paid to shareholders from:
Net investment income	(12,400)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,774,971
Cost of shares redeemed	(2,550,053)
Net increase in net assets resulting from shareholder transactions	1,224,918
Increase in net assets	1,285,930

NET ASSETS:
Beginning of period	–
End of period	$1,285,930
Undistributed net investment income included in net assets at end of period	$2,226

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	–
Shares sold	150,002
Shares redeemed	(100,000)
Shares outstanding, end of period	50,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
FINANCIAL HIGHLIGHTS
For the period December 8, 2015[1] to March 31, 2016 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$24.77

Income from Investment Operations:
Net investment income[2]	0.25
Net realized and unrealized gain on investments	0.95
Total gain from investment operations	1.20

Less distributions from:
Net investment income	(0.25)
Net asset value, end of period	$25.72
Market Value, end of period	$25.88

Total Return at Net Asset Value	4.84%[3]

Total Return at Market Value	5.61%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's omitted):	$1,286
Ratios to average net assets:
Expenses	0.39%[4]
Net investment income	3.31%[4]
Portfolio turnover rate[5]	9%

1. Commencement of operations.
2. Based on average shares outstanding.
3. Not annualized for periods less than one year.
4.	Annualized.
5.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (UNAUDITED)
1. ORGANIZATION
The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in two series. The Elkhorn FTSE RAFI U.S. Equity Income ETF (the “Fund”), a non-diversified series, is presented herein. The Fund commenced operations and established initial creation units on December 8, 2015. Elkhorn Investments, LLC (the “Adviser”) seeded the Fund in order to provide initial capital required by Securities and Exchange Commission rules prior to the commencement of operations. The Fund began trading in the secondary market on December 10, 2015.
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI U.S. Equity Income Index (the “Index”).
2. SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates: These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.
The following is a summary of significant accounting policies followed by the Fund in its preparation of its financial statements.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
3. SECURITIES VALUATION
Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
If a market quotation is not readily available or is deemed not to reflect market value, the Adviser will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees (the “Board”) or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (UNAUDITED), CONTINUED
FAIR VALUATION MEASUREMENT:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2016, is disclosed at the end of the Fund’s Schedule of Investments.
4. ADVISORY AND OTHER AGREEMENTS
Advisory and Other Fees: The Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.39% in return for providing investment management and supervisory services.
Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of the Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.
Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Distribution and Service Fees: ALPS Distributors, Inc. (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fee is currently paid by the Fund under the plan, and the Fund will not pay 12b-1 fees any time before March 31, 2017.
5. CREATION AND REDEMPTION TRANSACTIONS
There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.
The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2016 (UNAUDITED), CONTINUED
6. INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2016 were $342,777 and $131,689, respectively.
For the period ended March 31, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were $2,476,581 and $1,461,369, respectively.
7. FEDERAL INCOME TAX MATTERS
The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$ 1,253,050	$ 59,454	$ (27,440)	$ 32,014

8. INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.
9. PRINCIPAL RISKS
In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.
Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.
Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.
The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.
10. SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SUPPLEMENTAL INFORMATION (UNAUDITED)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 630-355-4676 or visiting www.elkhorn.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.
PROXY VOTING INFORMATION
A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.
DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING
To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 630-384-8700. If you are not a direct shareholder, please contact your financial institution to opt out of house holding. We will begin sending you individual copies thirty days after receiving your request.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

INVESTMENT ADVISOR
Elkhorn Investments, LLC
207 Reber Street, Suite 201
Wheaton, IL 60187

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton, LLP
171 North Clark Street
Chicago, Illinois 60601

LEGAL COUNSEL
Chapman and Cutler LLP
111 West Monroe Street,
Chicago, Illinois 60603

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed registrants.
Not applicable.

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)    Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Elkhorn ETF Trust

By (Signature and Title)*          /s/ Benjamin T. Fulton
                                                      Benjamin T. Fulton, President and Chief Executive Officer
      (principal executive officer)

Date      6/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Benjamin T. Fulton
          Benjamin T. Fulton, President and Chief Executive Officer
          (principal executive officer)

Date      6/3/16

By (Signature and Title)*         /s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date      6/3/16

* Print the name and title of each signing officer under his or her signature.